Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 538,977	$ 513,393	$ 427,490
Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	95,793	108,004	99,270
Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	334,751	270,989	222,800
Tax and Social [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		134,400	105,420
BR [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	271,627	314,448	251,852
BR [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	95,674	107,940	99,187
BR [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	68,119	73,502	48,539
BR [Member] | Tax and Social [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		133,006	104,126
PPC [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		197,439	174,239
PPC [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
PPC [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		197,439	174,239
PPC [Member] | Tax and Social [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others Jurisdictions [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	760	1,506	1,399
Others Jurisdictions [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	119	64	83
Others Jurisdictions [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 42	48	22
Others Jurisdictions [Member] | Tax and Social [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		$ 1,394	$ 1,294